BUSINESS COMBINATIONS - Additional information (Details) $ / shares in Units, $ in Thousands				4 Months Ended		12 Months Ended
	Dec. 18, 2020 USD ($) item $ / shares shares	Sep. 04, 2019 USD ($)	Sep. 10, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 USD ($)
Common Stock
Business Acquisition [Line Items]
Issuance costs						$ 43,449
Transaction with Social Capital Hedosophia Holdings Corp. II I Common Stock
Business Acquisition [Line Items]
Consideration received due to reverse recapitalization	$ 376,600
PIPE shares issued by Social Capital Hedosophia Holdings Corp. II | shares	60,005,000
Common stock price per PIPE Shares (in usd per share) | $ / shares	$ 10.00
Total PIPE shares investment	$ 600,100
Exchange ratio upon Business Combination with Social Capital Hedosophia Holdings Corp. II | item	1.618
OS National LLC
Business Acquisition [Line Items]
Total PIPE shares investment		$ 41,000
Percentage of equity interests acquired		100.00%
Non controlling interest acquired		$ 4,900
Amortization period		5 years
Revenue				$ 12,800
Net loss				$ 4,200
OS National LLC | Trademarks
Business Acquisition [Line Items]
Intangible assets		$ 5,100
OS National LLC | Customer relationships
Business Acquisition [Line Items]
Intangible assets		$ 6,500
Open Listings Co
Business Acquisition [Line Items]
Total PIPE shares investment			$ 15,520
Percentage of equity interests acquired			100.00%
Amortization period			2 years
Revenue					$ 2,000
Net loss					$ 2,300
Open Listings Co | Trademarks
Business Acquisition [Line Items]
Intangible assets			$ 300
Open Listings Co | Non-competition agreements
Business Acquisition [Line Items]
Intangible assets			100
Open Listings Co | Developed technology
Business Acquisition [Line Items]
Intangible assets			2,900
Open Listings Co | Customer relationships
Business Acquisition [Line Items]
Intangible assets			$ 900
Opendoor Technologies Inc. Common Stock | Common Stock
Business Acquisition [Line Items]
Issuance costs	$ 43,600